Average Annual Total Returns{- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Investor PRO-09 - Growth & Income Portfolio	VIP Growth & Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	25.80%	13.36%	13.98%	28.71%	18.47%	16.55%